Note 45 Pension commitments with executive directors (Details) - EUR (€) € in Thousands		Jun. 30, 2022	Jun. 30, 2021
Pension commitments with executive directors [Line Items]
Retirement contributions	[1]	€ 232	€ 121
Death and disability contributions	[1]	379	435
Accumulated funds		22,973	24,053
Board of Directors Chairman [Member]
Pension commitments with executive directors [Line Items]
Retirement contributions	[1]	232	121
Death and disability contributions	[1]	237	287
Accumulated funds		22,973	24,053
Chief Executive Officer [Member]
Pension commitments with executive directors [Line Items]
Retirement contributions	[1]	0	0
Death and disability contributions	[1]	143	147
Accumulated funds		€ 0	€ 0

[1]	(*) Contributions recognized to settle pension obligations entered into with executive directors in the pro rata portion of the first half of 2022 and 2021. In the case of the Chair, these correspond to the sum of the annual contribution to the retirement pension and the adjustment of the portion considered as “discretionary pension benefits” for 2021 and 2020, whose contribution corresponded in 2022 and 2021, respectively, as well as death and disability premiums. In the case of the Chief Executive Officer, the contributions shown represent solely the insurance premiums paid by the Bank in the first half of 2022 and 2021 for the death and disability contingencies, as there are no pension obligations for retirement contingency in his case.